Income Taxes - Summary of Movements in Temporary Differences (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	$ (6,353)
Right-of-use assets	(2,584)	$ (4,277)	$ (5,606)
Total	(4,310)	(6,353)
Deferred Tax Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	10,898	13,380
Recognized in earnings	(1,773)	(2,794)
Business acquisition and divestiture (note 4)	1,820	327
Foreign currency translation adjustment	0	(15)
Total	10,058	10,898
ifrs-full_IncreaseDecreaseThroughreclassification	887	0
Deferred Tax Assets | Losses available for carryforward and other tax deductions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	8,151	9,932
Recognized in earnings	(611)	(2,108)
Business acquisition and divestiture (note 4)	1,820	327
Foreign currency translation adjustment	0	0
Total	8,473	8,151
ifrs-full_IncreaseDecreaseThroughreclassification	887	0
Deferred Tax Assets | Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	2,384	3,053
Recognized in earnings	(840)	(654)
Business acquisition and divestiture (note 4)	0	0
Foreign currency translation adjustment	0	(15)
Total	1,544	2,384
ifrs-full_IncreaseDecreaseThroughreclassification	0	0
Deferred Tax Assets | Deferred financing costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	363	395
Recognized in earnings	(322)	(32)
Business acquisition and divestiture (note 4)	0	0
Foreign currency translation adjustment	0	0
Total	41	363
ifrs-full_IncreaseDecreaseThroughreclassification	0	0
Deferred Tax Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(17,251)	(15,764)
Recognized in earnings	3,283	1,295
Business acquisition and divestiture (note 4)	(1,380)	(2,737)
Foreign currency translation adjustment	93	(45)
Total	(14,368)	(17,251)
ifrs-full_IncreaseDecreaseThroughreclassification	(887)	0
Deferred Tax Liabilities | Intangibles and goodwill
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(9,827)	(8,493)
Recognized in earnings	2,583	1,292
Business acquisition and divestiture (note 4)	(1,380)	(2,581)
Foreign currency translation adjustment	93	(45)
Total	(7,644)	(9,827)
ifrs-full_IncreaseDecreaseThroughreclassification	(887)	0
Deferred Tax Liabilities | Tax credits and other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(6,291)	(5,786)
Recognized in earnings	252	(349)
Business acquisition and divestiture (note 4)	0	(156)
Foreign currency translation adjustment	0	0
Total	(6,039)	(6,291)
ifrs-full_IncreaseDecreaseThroughreclassification	0	0
Right-of-use assets | Right-of-use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Right-of-use assets	(685)	(1,133)	$ (1,485)
Recognized in earnings	448	352
Business acquisition and divestiture (note 4)	0	0
Foreign currency translation adjustment	0	0
ifrs-full_IncreaseDecreaseThroughreclassification	0	0
Net Carrying Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(6,353)	(2,384)
Recognized in earnings	1,510	(1,499)
Business acquisition and divestiture (note 4)	440	(2,410)
Foreign currency translation adjustment	93	(60)
Total	(4,310)	(6,353)
ifrs-full_IncreaseDecreaseThroughreclassification	$ 0	$ 0